Loans	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
LOANS
LOANS
Loans were as follows for the dates indicated:

	December 31,
	2014	2013
	(Dollars in thousands)
Commercial	$118,312	$128,922
Residential mortgage	39,317	35,438
Mortgage warehouse	132,636	115,443
Residential construction	1,664	792
Home equity	13,195	11,397
Consumer and other	4,325	4,920
Subtotal	309,449	296,912
Less: Net deferred loan (fees) costs	277	278
Allowance for loan losses	(3,595)	(3,905)
Loans, net	$306,131	$293,285

As of December 31, 2014 and 2013, the Bank’s mortgage warehouse division had active repurchase agreements with 29 and 18 mortgage companies, respectively. The following table identifies the activity and related interest and fee income attributable to the mortgage warehouse division for the years ended December 31, 2014 and 2013:

	For the Year Ended December 31,
	2014	2013
	(Dollars in thousands)
Mortgage warehouse:
Originations	$2,195,170	$2,287,525
Sold loans	2,178,953	2,307,961
Interest income	4,555	4,447
Warehouse fees	695	680
Wire transfer fees	223	239